Shareholders’ equity (deficiency) - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	6,391,352
Granted (in shares)	5,850,513
Vested (in shares)	2,216,312
Forfeited (in shares)	1,865,404
Outstanding at end of year (in shares)	8,160,149